John Hancock Municipal Opportunities Fund N-1A Cover	May 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
Entity Central Index Key	0000857769
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Prospectus Date	Oct. 01, 2026